Summary Of Significant Accounting Policies (Schedule Of Operating Expenses And Administration Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses and Administration Fee, Total	$ 741,338	$ 727,524
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	1,163,307	852,522
Administration Fee		100,308
Operating Expenses and Administration Fee, Total	1,163,307	952,830
Borne By General Partner or Investment Adviser, Operating Expenses		104,187
Millburn Multi-Markets Trading L.P. [Member] | Partnership [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	551,775	349,150
Administration Fee		100,308
Operating Expenses and Administration Fee, Total		449,458
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	486,931	395,947
Administration Fee
Operating Expenses and Administration Fee, Total		395,947
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 124,601	107,425
Administration Fee
Operating Expenses and Administration Fee, Total		107,425
Millburn Multi-Markets Trading L.P. [Member] | Borne By General Partner Or Investment Adviser [Member]
Summary Of Significant Accounting Policies [Line Items]
Administration Fee
Borne By General Partner or Investment Adviser, Operating Expenses		$ (104,187)